BASIS OF PREPARATION	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
BASIS OF PREPARATION

2 BASIS OF PREPARATION

These unaudited interim condensed consolidated financial statements for the six months ended September 30, 2025 and 2024 have been prepared in accordance with the International Accounting Standards (“IAS”) 34 Interim Financial Reporting issued by the International Accounting Standards Board (“IASB”).

These unaudited interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the audited consolidated financial statements of the Company for the year ended March 31, 2025.

Operating results for the six months ended September 30, 2025 are not necessarily indicative of the results that may be expected for the year ending March 31, 2026.

In the opinion of management, the unaudited interim condensed consolidated financial statements include all adjustments necessary to make the financial statements not misleading, and all adjustments are of a normal recurring nature.

The Board of Directors has at the time of approving these unaudited interim condensed consolidated financial statements, a reasonable expectation that the Group has adequate resources to continue in operational existence for at least 12 months from the date approving these unaudited interim condensed consolidated financial statements. Thus, they continue to adopt the going concern basis of accounting in preparing the unaudited interim condensed consolidated financial statements.

2.1 Application of new and amendments to IFRSs

The accounting policies adopted in the preparation of these unaudited interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual financial statements as of and for the year ended March 31, 2025.